OTHER CURRENT LIABILITIES (Narrative) (Details) $ in Thousands, ₪ in Millions	Oct. 05, 2023 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Oct. 05, 2023 ILS (₪)
Disclosure of other provisions [line items]
Outstanding amount related to management fee to be paid to entity controlled by main shareholders		$ 427	$ 239
Principal amount of loan		15,611	$ 12,513
Main shareholders [Member]
Disclosure of other provisions [line items]
Outstanding amount related to management fee to be paid to entity controlled by main shareholders		$ 427
Main shareholders [Member] | Loan Agreement [Member]
Disclosure of other provisions [line items]
Borrowings, interest rate basis	interest at a rate of 18%, with associated application fee of 4% per annum and an origination fee of 4% per annum. The principal amount and accrued interest shall be paid within 6 months.
Principal amount of loan	$ 394			₪ 1